Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies
Schedule of Property plant and equipment Net

	March 31,	December 31,
	2018	2017
Cost	$18,591	$15,557
Accumulated depreciation	(3,838)	(2,672)
Net	$14,753	$12,885

	December 31,
	2017	2016
Land	$2,241	$2,241
Buildings and improvements	11,657	11,169
Machinery and equipment	43,528	38,429
Vehicles under capital lease	15,557	2,616
Rental equipment	85,292	75,437
Furniture and fixtures	1,110	984
Computers and software	2,636	2,429
	162,021	133,305
Less: Accumulated depreciation and amortization	72,917	62,381
	89,104	70,924
Construction in progress	5,550	3,946
Total property and equipment, net	94,654	74,870

Schedule of future minimum lease payments

	Operating Leases	Capital Leases	Liability related to TRA	Total
Remainder of 2018	$4,376	$4,732	$—	$9,108
2019	4,206	6,420	5,840	16,466
2020	3,782	4,461	3,168	11,411
2021	3,095	494	3,255	6,844
2022	2,043	—	3,331	5,374
Thereafter	4,960	—	47,395	52,355
	$22,462	$16,107	$62,989	$101,558

	Operating Leases	Capital Leases	Total
2018	$5,506	$5,296	$10,802
2019	4,083	5,394	9,477
2020	3,752	3,475	7,227
2021	3,077	—	3,077
2022	2,031	—	2,031
Thereafter	4,713	—	4,713
	$23,162	$14,165	$37,327